Interests in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2020
Interests In Other Entities [Abstract]
Disclosure of interests in associates

At
	30 Jun 2020			31 Dec 2019
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	20.5	19.6	8.7	21.5	19.0	10.1

Principal associates of HSBC
	At
	30 Jun 2020		31 Dec 2019
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	19,630	8,718	18,982	10,054
The Saudi British Bank	4,139	3,644	4,370	5,550

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	Decrease by 36 basis points
• Long-term asset growth rate	Increase by 32 basis points
• Discount rate	Increase by 41 basis points
• Expected credit losses as a percentage of customer advances	Increase by 6 basis points
• Risk-weighted assets as a percentage of total assets	Increase by 234 basis points
• Operating income	Decrease by 62 basis points
• Cost-income ratio	Increase by 139 basis points
• Long-term effective tax rate	Increase by 320 basis points
• Capital requirements – capital adequacy ratio	Increase by 44 basis points
• Capital requirements – tier 1 capital adequacy ratio	Increase by 137 basis points
The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are largely based on external analysts’ forecasts, which can change period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 30 Jun 2020
Long-term profit growth rate	—	—	20.5	(50)	(1.2)	19.3
Long-term asset growth rate	(50)	1.3	21.8	—	—	20.5
Discount rate	(24)	0.6	21.1	86	(1.8)	18.7
Expected credit losses as a percentage of customer advances	2020 to 2023: 93 2024 onwards: 75	0.5	21.0	2020 to 2023: 108 2024 onwards: 92	(2.2)	18.3
Risk-weighted assets as a percentage of total assets	(190)	0.5	21.0	93	(0.5)	20.0
Operating income	64	1.0	21.5	(69)	(0.9)	19.6
Cost-income ratio	(205)	1.5	22.0	179	(1.3)	19.2
Long-term effective tax rate	(433)	1.2	21.7	250	(0.7)	19.8
Capital requirements – capital adequacy ratio	—	—	20.5	266	(6.0)	14.5
Capital requirements – tier 1 capital adequacy ratio	—	—	20.5	289	(4.5)	16.0
At 31 Dec 2019
Long-term profit growth rate	—	—	21.5	(50)	(1.3)	20.2
Long-term asset growth rate	(50)	1.4	22.9	—	—	21.5
Discount rate	(54)	1.4	22.9	56	(1.2)	20.3
Expected credit losses as a percentage of customer advances	2019 to 2023: 90 2024 onwards: 70	1.0	22.5	2019 to 2023: 108 2024 onwards: 81	(1.2)	20.3
Risk-weighted assets as a percentage of total assets	(96)	0.4	21.9	12	—	21.5
Operating income	14	0.3	21.8	(102)	(1.8)	19.7
Cost-income ratio	(175)	1.0	22.5	95	(1.2)	20.3
Long-term effective tax rate	(352)	1.0	22.5	250	(0.7)	20.8
Capital requirements – capital adequacy ratio	—	—	21.5	337	(8.2)	13.3
Capital requirements – tier 1 capital adequacy ratio	—	—	21.5	322	(6.0)	15.5
The most sensitive inputs to the impairment test are set out in the following table.

Input	Reasonably possible change
• Cash flow projections	Cash flow projections decrease by 5%. This could result in an impairment of $0.1bn.
• Discount rate	Discount rate increases by 50bps. This could result in an impairment of $0.1bn.